Transactions with non-controlling interests - Pengai Xiuqi (Details) - CNY (¥)						2 Months Ended	12 Months Ended			25 Months Ended
	Dec. 17, 2018	Oct. 10, 2018	Oct. 09, 2018	Nov. 30, 2017	Nov. 29, 2017	Dec. 17, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Less: consideration received from noncontrolling interest									¥ 420,000
Equity interests disposed off (as a percent)				4.00%
Proportion of equity interest held (as a percent)					83.00%					79.00%
Pengai Xiuqi
Carrying amount of noncontrolling interests disposed of	¥ (1,320,000)					¥ (1,320,000)
Less: consideration received from noncontrolling interest	¥ 360,000	¥ 960,000				¥ 1,320,000
Equity interests disposed off (as a percent)	3.00%	8.00%
Proportion of equity interest held (as a percent)	89.00%		100.00%				89.00%	89.00%